Non-Cash Share-Based Compensation - Schedule of Options Award Activity (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares £ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number Of Options
Beginning of period (in shares) | shares	220,441	375,964	1,094,629
Exercised (in shares) | shares	0	(2,144)	(398,666)
Forfeited (in shares) | shares	(66,810)	(153,379)	(319,999)
Ending of period (in shares) | shares	153,631	220,441	375,964
Weighted Average Grant Date Fair Value per Share
Beginning of period (in dollars per share) | $ / shares	$ 8.20	$ 8.21	$ 8.53
Exercised (in dollars per share) | $ / shares	0	6.60	6.60
Forfeited (in dollars per share) | $ / shares	11.14	8.25	11.30
Ending of period (in dollars per share) | $ / shares	$ 6.93	$ 8.20	$ 8.21
Number of share options exercisable in share-based payment arrangement | shares	153,631	162,108	19,000
Weighted average remaining contractual life of outstanding share options	2 years 4 months 24 days
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares	$ 0	$ 24.29	$ 32.35
Bottom of range
Weighted Average Grant Date Fair Value per Share
Weighted average exercise price of share options exercisable in share-based payment arrangement (in euro per share) | £ / shares	$ 16.80
Top of range
Weighted Average Grant Date Fair Value per Share
Weighted average exercise price of share options exercisable in share-based payment arrangement (in euro per share) | £ / shares	$ 24.00